Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Operating activities
Net loss	$ (1,512,918)	$ (3,621,884)	$ (2,898,510)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense (Notes 5 and 6)	77,547	154,387	5,353
Changes in fair values of warrant liabilities (Notes 9(a) and 9(b))	(197,923)	33,436	137,764
Financial guarantee liability (Note 16(c))	30,426	(758,834)	34,050
Foreign exchange loss	(200,861)	275,182	26,190
Gain on extinguishment/forgiveness of debts (Note 14)	(149,993)	(110,219)	(469,129)
Gain on extinguishment of loan	(9,949)	0	0
Interest expense	(44,215)	65,465	0
Penalties recovery	0	(305,437)	0
Settlements and legal provisions, net (Note 16(a))	0	(556,640)	(130,000)
Share-based payments (Notes 11(b), 11(c), 11(d) and 14)	169,752	2,049,925	500,263
Changes in working capital accounts:
Amounts receivable	8,800	27,911	(22,350)
Prepaids and other current assets	661	42,688	(198,603)
Accounts payable and accrued liabilities	241,907	108,830	(701,563)
Due to related parties	961,311	573,438	1,244,125
Net cash used in operating activities	(625,455)	(2,021,752)	(2,472,410)
Financing activities
Proceeds from convertible debenture, net (Note 5)	0	1,224,200	300,000
Proceeds from exercise of warrants	25,000	0	0
Proceeds from issuance of common shares and warrants, net (Note 8)	0	705,000	2,201,543
Proceeds from promissory notes (Note 7)	411,000	0	0
Proceeds from subscriptions received (Notes 8(d), 8(j) and 14)	198,191	43,100	0
Proceeds from subscriptions received by MedMelior (Note 11)	0	20,240	0
Repayment of loans payable (Note 6)	(4,928)	0	0
Net cash provided by financing activities	629,263	1,992,540	2,501,543
Effects of exchange rate changes on cash	582	8	(56)
Net change in cash	4,390	(29,204)	29,077
Cash - beginning of year	8,180	37,384	8,307
Cash - end of year	$ 12,570	$ 8,180	$ 37,384